Debt (Initial Maturities of Debt and Capital Leases) (Detail) - Predecessor $ in Thousands	Dec. 31, 2016 USD ($)
Maturities Of Long Term Debt [Abstract]
2017	$ 448,033
2018	3,295
2019	12,321
2020	298,679
2021	384,762
2022 and thereafter	532,280
Long-term debt and capital leases	$ 1,679,370